Share-Based Payments (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2012
Share-Based Payments (Textual) [Abstract]
Shares available for future issuance	6,896,730
Aggregate intrinsic value of outstanding and exercisable stock options	$ 1.8
Intrinsic value of options exercised	0.8	3.4	2.6
Restricted stock, vesting period (in Years)	4 years
Fair value of equity awards other than stock options vesting	$ 20.8	$ 11.8	$ 22.7
Outstanding and exercisable options	33,667
Remaining contractual term for stock options outstanding and exercisable	Less than one year